Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Integrated Large Cap Growth Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 40,531	$ 30,650	$ 25,376	$ 31,318	$ 23,514	$ 18,033	$ 18,072	$ 14,189	$ 11,646	$ 10,585	$ 10,000
Columbia Integrated Large Cap Growth Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 40,010	30,293	25,115	31,040	23,333	17,922	17,994	14,147	11,631	10,585	10,000
Columbia Integrated Large Cap Growth Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 40,023	30,294	25,112	31,040	23,333	17,922	17,994	14,147	11,631	10,585	10,000
Columbia Integrated Large Cap Growth Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 36,879	27,977	23,216	28,761	21,673	16,691	16,797	13,242	10,917	9,954	9,427
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 1000 Growth Index
Account Value	$ 44,223	33,822	27,737	34,268	26,662	18,472	17,715	13,924	11,525	10,426	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 1000 Index
Account Value	$ 32,952	$ 26,029	$ 22,555	$ 25,914	$ 19,595	$ 15,996	$ 15,607	$ 13,025	$ 11,214	$ 10,040	$ 10,000